Tax Expense (Details) - Schedule of Effective Tax Rate and the Applicable Tax Rate	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule Of Effective Tax Rate And The Applicable Tax Rate [Abstract]
Profit before tax (“PBT”)	RM (62,792,784)	$ (13,665,459)	RM 2,426,806
Tax at Malaysian statutory rate of 24% (30.06.2022: 24%)	15,070,268		(582,434)
Tax effects in respect of:
Non-allowable expenses	(95,991)		(236,665)
Non-taxable income			2,384,998
Deferred tax assets not recognized	(10,945,830)		925,745
Changes in unrecognized temporary differences	2,539,157
Utilisation of unrecognized deferred tax assets	2,833,960		138
Tax effects	9,401,564		2,491,782
(Over)/Under provision in prior period:
Income tax	(16,560)
Deferred tax (Note 13)	3,542,190		14,160
Tax expense	RM 12,927,194	$ 2,813,318	RM 2,505,942